Other Current Liabilities - Schedule of Assumptions Used In Calculating Estimated Fair Value Of Warrants Due (Details)	Dec. 31, 2023
Closing price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	5.09
Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	3.87
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	41.55
Expected Life of the option
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Term	5 years